Note 7 - 2019 Equity Incentive Plan 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

8. 2019 Equity Incentive Plan

In March 2019, the Company adopted the 2019 Equity Incentive Plan (the “Plan”), which provides employees, consultants and advisors, and non-employee members of the Board of Directors and its affiliates with the opportunity to receive grants of incentive stock options, nonqualified stock options, and stock awards. In March 2024, the Company amended the 2019 Plan to include an additional 1,171,768 shares available for awards under the Plan. A total of 2,782,809 shares of the Company’s non-voting common stock may be issued for grants under the Plan. As of September 30, 2024, there were 2,149,138 options granted and 633,671 were available for grant.

For incentive stock options and non-statutory stock options, the option exercise price may not be less than 100% of the estimated fair value on the date of grant. Options granted to employees typically vest over a four-year period but may be granted with different vesting terms. The options expire ten years from the grant date.

A summary of activity under the Plan for the nine months ended September 30, 2024 as follows:

	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at December 31, 2023	1,581,041	$2.72	7.3
Granted	568,097	2.33
Exercised	—
Forfeited / Cancelled	—
Outstanding at September 30, 2024	2,149,138	$2.62	7.4

Exercisable at September 30, 2024	1,287,990	$2.61	6.2

The aggregate intrinsic value for both options outstanding and options exercisable as of September 30, 2024 was $69,000.

During the three months ended September 30, 2024 and 2023, the Company recognized $199,000 and $154,000, respectively, of stock-based compensation expense, of which $52,000 and $13,000, respectively, was recorded as general and administrative expense and $147,000 and $141,000, respectively, was recorded as research and development expense in the accompanying statements of operations.

During the nine months ended September 30, 2024 and 2023, the Company recognized $562,000 and $454,000, respectively, of stock-based compensation expense, of which $126,000 and $42,000, respectively, was recorded as general and administrative expense and $436,000 and $412,000, respectively, was recorded as research and development expense in the accompanying statements of operations.

As of September 30, 2024, there was approximately $1.6 million of unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a remaining weighted-average service period of 3.0 years.

7. 2019 Equity Incentive Plan

In March 2019, the Company adopted the 2019 Equity Incentive Plan (the “Plan”), which provides employees, consultants and advisors, and non-employee members of the Board of Directors and its affiliates with the opportunity to receive grants of incentive stock options, nonqualified stock options, and stock awards. In May 2020, the Company amended the 2019 Plan to include an additional 1,000,000 shares available for awards under the Plan. A total of 1,690,000 shares of the Company’s non-voting common stock may be issued for the grants under the Plan. As of December 31, 2023, there were 30,000 shares available for future grants under the Plan.

For incentive stock options and non-statutory stock options, the option exercise price may not be less than 100% of the estimated fair value on the date of grant. Options granted to employees typically vest over a four-year period but may be granted with different vesting terms. The options expire ten years from the grant date.

A summary of activity under the Plan for the year ended December 31, 2023 as follows:

	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at January 1, 2023	1,024,628	$2.53	7.1
Granted	608,388	3.03
Exercised	—
Forfeited / Cancelled	(51,975)	2.64
Outstanding at December 31, 2023	1,581,041	$2.72	7.3

Exercisable at December 31, 2023	1,009,011	$2.56	6.5

The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2023 was $494,000 and $470,000, respectively.

During the year ended December 31, 2023 and 2022, the Company recognized $603,000 and $427,000, respectively, of stock-based compensation expense, of which $55,000 and $80,000, respectively, was recorded as general and administrative expense and $548,000 and $347,000, respectively, was recorded as research and development expense in the accompanying statements of operations. As of December 31, 2023, there was approximately $1.2 million of unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a remaining weighted-average service period of 2.7 years.

The weighted average fair value of stock options granted during the year ended December 31, 2023 was $2.16 per share which was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Expected volatility	80.14%	-	81.01%
Risk-free interest	4.05%	-	4.08%
Expected term (years)	5.4	-	6.0
Expected dividend yield			—

There were no stock options granted during the year ended December 31, 2022.